Post-retirement benefit obligations - Sensitivity analysis (Details) - Pension - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
South Africa | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 5	R 6
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (5)	R (6)
South Africa | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,251)	R (1,161)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,471	R 1,364
South Africa | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,561	R 1,453
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,354)	R (1,261)
Foreign Countries | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 297	R 312
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (227)	R (271)
Foreign Countries | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,169)	R (1,199)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,445	R 1,507
Foreign Countries | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 897	R 929
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (690)	R (737)